Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid to CEO[2]	Average Summary Compensation Table Total for non-CEO NEOs[3]	Average Compensation Actually Paid to non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On4		Net Income	Adjusted Operating Profit[5]
					Company TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$8,862,362	$24,280,786	$3,234,777	$7,712,076	$142	$230	$343,981	$550,136
2024	$7,821,993	$10,768,087	$2,803,287	$3,604,315	$105	$169	$293,825	$455,402
2023	$10,280,085	$15,892,275	$3,132,816	$4,056,089	$98	$120	$232,387	$389,851
2022	$7,560,282	$2,839,474	$2,677,238	$1,311,503	$64	$73	$173,905	$347,931
2021	$5,755,526	$6,223,605	$2,567,249	$2,749,102	$93	$130	$219,971	$335,399

Company Selected Measure Name	adjusted operating profit
Named Executive Officers, Footnote	Ms. Kopit Levien served as CEO for each year presented.Non-CEO NEOs whose average compensation is reflected in columns (d) and (e) consist of A.G. Sulzberger, Diane Brayton and Jacqueline Welch for each of the years presented; William Bardeen for 2023-2025; and Roland Caputo for 2021-2023.
Peer Group Issuers, Footnote	Columns (f) and (g) (Company TSR and Peer Group TSR) reflect our TSR compared with that of the companies in the Standard & Poor’s 1500 Media and Entertainment Index (the “Peer Group Index”). The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in, respectively, the Company’s Class A stock and the Peer Group Index on the last trading day of 2020, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Amounts included in columns (c) and (e) are referred to as “compensation actually paid” or “CAP” and have been calculated in accordance with SEC proxy disclosure rules. These amounts do not represent the actual amount of compensation earned by or paid to the executives during the applicable year and, in the case of equity-based compensation, do not reflect the value that will ultimately be realized under equity awards. In addition, changes in CAP reflect, among other things, year-over-year changes in the value of unvested equity-based awards.
For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the end of the fiscal year.
Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement under performance-based equity awards. For a discussion of how the Compensation Committee assessed Company performance and the compensation of our named executive officers, see “—Compensation Discussion and Analysis.”
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table (“SCT”) for Ms. Kopit Levien over the last five years:

	Meredith Kopit Levien
	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$8,862,362	$7,821,993	$10,280,085	$7,560,282	$5,755,526
Adjustments(a)
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(5,848,379)	$(5,365,630)	$(6,112,262)	$(4,058,961)	$(2,664,222)
Add: Fair value of equity awards granted in covered fiscal year at end of year that are outstanding and unvested as of the end of the covered fiscal year	$12,422,433	$6,743,609	$8,102,516	$2,916,184	$2,870,597
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$(485,315)	$(343,982)	$489,554	$(1,565,632)	$(261,307)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	$9,308,435	$1,902,985	$3,130,030	$(2,012,400)	$523,011
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$21,250	$9,112	$2,352	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$24,280,786	$10,768,087	$15,892,275	$2,839,474	$6,223,605
a.Ms. Kopit Levien does not participate in any defined benefit or pension plan and therefore no reconciliation is included in the table with respect to any such amounts.
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for the non-CEO NEOs (averaged) over the last five years:

	Non-CEO NEOs (Average)
	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$3,234,777	$2,803,287	$3,132,816	$2,677,238	$2,567,249
Adjustments
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(1,760,225)	$(1,575,152)	$(1,528,474)	$(1,134,879)	$(768,582)
Add: Fair value of equity awards granted in covered fiscal year at end of year that are outstanding and unvested as of the end of the covered fiscal year	$3,738,884	$1,979,674	$1,757,247	$823,851	$839,197
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$(103,610)	$(80,542)	$141,663	$(469,556)	$(72,599)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	$2,602,817	$474,953	$648,786	$(585,150)	$183,836
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$(76,351)	$—	$—
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$5,231	$2,095	$1,656	$—	$—
Deduct: Aggregate change in actuarial present value of all defined benefit and actuarial pension plans as reported in SCT	$(5,799)	$—	$(21,254)	$—	$—
Add: Aggregate service cost for pension plans	$—	$—	$—	$—	$—
Compensation Actually Paid	$7,712,076	$3,604,315	$4,056,089	$1,311,503	$2,749,102

Non-PEO NEO Average Total Compensation Amount	$ 3,234,777	$ 2,803,287	$ 3,132,816	$ 2,677,238	$ 2,567,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,712,076	3,604,315	4,056,089	1,311,503	2,749,102
Adjustment to Non-PEO NEO Compensation Footnote	Amounts included in columns (c) and (e) are referred to as “compensation actually paid” or “CAP” and have been calculated in accordance with SEC proxy disclosure rules. These amounts do not represent the actual amount of compensation earned by or paid to the executives during the applicable year and, in the case of equity-based compensation, do not reflect the value that will ultimately be realized under equity awards. In addition, changes in CAP reflect, among other things, year-over-year changes in the value of unvested equity-based awards.
For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the end of the fiscal year.
Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement under performance-based equity awards. For a discussion of how the Compensation Committee assessed Company performance and the compensation of our named executive officers, see “—Compensation Discussion and Analysis.”
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table (“SCT”) for Ms. Kopit Levien over the last five years:

	Meredith Kopit Levien
	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$8,862,362	$7,821,993	$10,280,085	$7,560,282	$5,755,526
Adjustments(a)
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(5,848,379)	$(5,365,630)	$(6,112,262)	$(4,058,961)	$(2,664,222)
Add: Fair value of equity awards granted in covered fiscal year at end of year that are outstanding and unvested as of the end of the covered fiscal year	$12,422,433	$6,743,609	$8,102,516	$2,916,184	$2,870,597
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$(485,315)	$(343,982)	$489,554	$(1,565,632)	$(261,307)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	$9,308,435	$1,902,985	$3,130,030	$(2,012,400)	$523,011
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$21,250	$9,112	$2,352	$—	$—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$—	$—	$—
Compensation Actually Paid	$24,280,786	$10,768,087	$15,892,275	$2,839,474	$6,223,605
a.Ms. Kopit Levien does not participate in any defined benefit or pension plan and therefore no reconciliation is included in the table with respect to any such amounts.
The following table reconciles “compensation actually paid” to total compensation reported in the Summary Compensation Table for the non-CEO NEOs (averaged) over the last five years:

	Non-CEO NEOs (Average)
	2025	2024	2023	2022	2021
Total compensation as reported in SCT	$3,234,777	$2,803,287	$3,132,816	$2,677,238	$2,567,249
Adjustments
Deduct: Grant date fair value of equity awards in covered fiscal year as reported in SCT	$(1,760,225)	$(1,575,152)	$(1,528,474)	$(1,134,879)	$(768,582)
Add: Fair value of equity awards granted in covered fiscal year at end of year that are outstanding and unvested as of the end of the covered fiscal year	$3,738,884	$1,979,674	$1,757,247	$823,851	$839,197
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during covered fiscal year	$(103,610)	$(80,542)	$141,663	$(469,556)	$(72,599)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	$2,602,817	$474,953	$648,786	$(585,150)	$183,836
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	$—	$—	$(76,351)	$—	$—
Add: Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$5,231	$2,095	$1,656	$—	$—
Deduct: Aggregate change in actuarial present value of all defined benefit and actuarial pension plans as reported in SCT	$(5,799)	$—	$(21,254)	$—	$—
Add: Aggregate service cost for pension plans	$—	$—	$—	$—	$—
Compensation Actually Paid	$7,712,076	$3,604,315	$4,056,089	$1,311,503	$2,749,102

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Metric	Overview
Adjusted Operating Profit	Company-selected measure included in the above table. Actual adjusted operating profit compared with the budgeted target amount is a key measure used in determining payouts under our annual and long-term incentive compensation programs.
Total Revenue	Key metric in determining payouts under our annual incentive plan in 2025.
Digital Subscription Revenue	Key metric in determining payouts under our 2025-2027 long-term performance award program.
TSR Relative to Companies in the Standard & Poor’s 500 Stock Index (or Relative TSR)	Key metric in determining payouts under our long-term performance award program. This metric, which compares our TSR over a three-year period to that of companies in the Standard & Poor’s 500 Stock Index, differs from the Company TSR and Peer Group TSR identified in the above table. The Compensation Committee determined to base long-term incentive compensation in part on TSR relative to the companies in the Standard & Poor’s 500 Stock Index for the reasons discussed in the “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 142	105	98	64	93
Peer Group Total Shareholder Return Amount	230	169	120	73	130
Net Income (Loss)	$ 343,981,000	$ 293,825,000	$ 232,387,000	$ 173,905,000	$ 219,971,000
Company Selected Measure Amount	550,136,000	455,402,000	389,851,000	347,931,000	335,399,000
PEO Name	Ms. Kopit Levien
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Non-GAAP Measure Description	SEC proxy disclosure rules require the CAP table to include a “company-selected measure.” We have included adjusted operating profit, defined as (i) revenues less (ii) total operating costs (excluding severance, depreciation and amortization, multiemployer pension plan withdrawal costs and special items). (See Appendix A for the calculation of adjusted operating profit for 2021-2025.) As discussed in the “Compensation Discussion and Analysis,” adjusted operating profit is a key measure used in determining payouts under our annual and long-term incentive compensation plans, and was determined to be the most important financial performance metric used to link performance to CAP for 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Digital Subscription Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	TSR Relative to Companies in the Standard & Poor’s 500 Stock Index (or Relative TSR)
Meredith Kopit Levien [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,862,362	$ 7,821,993	$ 10,280,085	$ 7,560,282	$ 5,755,526
PEO Actually Paid Compensation Amount	24,280,786	10,768,087	15,892,275	2,839,474	6,223,605
PEO | Meredith Kopit Levien [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,848,379)	(5,365,630)	(6,112,262)	(4,058,961)	(2,664,222)
PEO | Meredith Kopit Levien [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,422,433	6,743,609	8,102,516	2,916,184	2,870,597
PEO | Meredith Kopit Levien [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,308,435	1,902,985	3,130,030	(2,012,400)	523,011
PEO | Meredith Kopit Levien [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,315)	(343,982)	489,554	(1,565,632)	(261,307)
PEO | Meredith Kopit Levien [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Meredith Kopit Levien [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,250	9,112	2,352	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,799)	0	(21,254)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,760,225)	(1,575,152)	(1,528,474)	(1,134,879)	(768,582)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,738,884	1,979,674	1,757,247	823,851	839,197
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,602,817	474,953	648,786	(585,150)	183,836
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,610)	(80,542)	141,663	(469,556)	(72,599)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(76,351)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,231	$ 2,095	$ 1,656	$ 0	$ 0